FAIR VALUE MEASUREMENTS (Schedule of significant unobservable inputs (Level 3 inputs) used in measuring the warrants) (Details)	12 Months Ended
Dec. 31, 2019 $ / shares
Defined Benefit Plan, Plan Assets, Level 3 Reconciliation [Line Items]
Expected volatility	72.29%
Dividend yield	0.00%
Minimum [Member]
Defined Benefit Plan, Plan Assets, Level 3 Reconciliation [Line Items]
Exercise price (in Dollars per share)	$ 2.55
Risk free rate	1.50%
Expected life (years)	4 years 7 months 24 days
Maximum [Member]
Defined Benefit Plan, Plan Assets, Level 3 Reconciliation [Line Items]
Exercise price (in Dollars per share)	$ 4.74
Risk free rate	1.67%
Expected life (years)	5 years